12 Months Ended
Sep. 30, 2014

Valued Advisers Trust

LS Opportunity Fund (LSOFX)

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2014

(as supplemented from time to time)

Supplement dated July 14, 2015

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Important Notice Regarding Change in Investment Objective, Strategies and Sub-Adviser

At its meeting held on June 30, 2015, the Board of Trustees (the "Board") of Valued Advisers Trust (the "Trust") approved various changes to the LS Opportunity Fund (the "Fund"). These changes include a change to the Fund's investment objective and strategies, a new sub-advisory arrangement with Prospector Partners, LLC, and the implementation of a "multi-manager" arrangement whereby Long Short Advisers, LLC, the Fund's adviser, under certain circumstances, would be able to hire and replace sub-advisers for the Fund without obtaining shareholder approval.

Shareholders will be asked to consider the appointment of the new sub-adviser and the implementation of a "multi-manager" arrangement at a special meeting of shareholders expected to occur on or about September 17, 2015 (shareholders were previously notified that this meeting would occur on approximately August 3, 2015). The changes to the Fund's sub-adviser and investment strategies will not result in an increase in the Fund's fees. Additionally, the Fund will not change its long/short equity strategy that invests primarily in individual securities on both the long and short side. If approved by shareholders, the new sub-advisory arrangement will become effective on September 18, 2015. If approved by shareholders, the "multi-manager" arrangement will become effective once the SEC issues an Order as described below.

Revised Investment Objective. The Fund's new investment objective will be as stated below:

To seek to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less ~~risk~~ net exposure than that of the stock market in general. (revised language shown in strikethrough / bolded text)

Revised Principal Investment Strategies. The 3rd paragraph in the "Principal Investment Strategies" section in the Fund Summary section of the Prospectus will be replaced in its entirety with the paragraph below.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Particular emphasis is given to analyzing company balance sheets, including reconciling a "GAAP" net worth to an intrinsic value or private market value. Downside risk is determined through extensive proprietary modeling of the company's financial statements. The assessment of upside opportunity includes a focus on companies that are able to generate excess cash that is being used or can be used to enhance shareholder value; companies with good franchises that are undergoing significant positive change; and companies that are valued in the public markets at a significant discount to their value in a potential private transaction. On the short side, the Fund takes positions primarily in equity and equity-related securities of companies with weak or deteriorating fundamentals, which, combined with unattractive valuations, indicate significant downside risk. The Fund will be managed with a long-term orientation. The objective on the long side of the portfolio is to generally hold core positions for more than one year. On the short side of the portfolio, holding periods are generally expected to be less than a year.

Additionally, in the first sentence of the fourth paragraph in the "Principal Investment Strategies" section in the Fund Summary section of the Prospectus, the words "or more" are added before "stocks in the same sector" in the sentence below:

In addition, the Fund plans to use short positions in a "pair-traded" format (i.e., a strategy that matches a long position with a short position in two or more stocks in the same sector) to exploit valuation anomalies and dampen portfolio volatility. (revised language shown in bolded text)

Additional Principal Risks.

The current descriptions of the Fund's principal risks under the heading "Principal Risks" in the Fund's "Fund Summary" section of the Prospectus will be revised to include the following additional principal risks: Industry Focus Risk, Value Investing Risk, and Smaller and Mid-Sized Companies Risk as described below:

Industry Focus Risk. The Fund may focus its investments within a particular group of industries. Because of this focus, the performance of the Fund may be tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Value Investing Risk: There is a risk that value securities may not increase in price as anticipated by the Sub-Advisor, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Sub-Advisor believes will increase a security's market value do not occur.

Smaller and Mid-Sized Companies Risk: There is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.